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                      ANNUAL REPORT AND PERFORMANCE UPDATE
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[logo]
NEW ENGLAND FUNDS
Where The Best Minds Meet(TM)

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                                                                     New England
                                                      Intermediate Term Tax Free
                                                                Fund of New York

                                                               [graphic omitted]
------------------
DECEMBER 31, 1996
------------------

                                                                   FEBRUARY 1997
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Dear New England Funds Shareholder,

[Photo of Henry L.P. Schmelzer]

Taken together, 1995 and 1996 constituted the sixth strongest back-to-back years for the U.S. stock market since 1915, as measured by percentage gain in the Dow Jones Industrial Average (according to Bloomberg Business News).

Most New England Funds portfolio managers believe that the forces behind this rally -- low inflation, relatively stable interest rates and strong corporate profits -- will persist, at least for a time. Nevertheless, bull markets can suddenly turn quiet; they can decline modestly; or they can reverse course sharply. No one can predict what is ahead, nor can anyone guarantee whether the market's strength will extend even further in 1997 and beyond.

Maintain a Long-Term Perspective
Whatever the market's direction, you should be prepared to consider any short-term trends in the broader context of your long-term personal goals, including the accumulation of financial assets. One way to manage this important process is by diversifying your investments. While U.S. stocks have historically been the strongest performers, you may, depending on your financial goals and needs, also benefit from investing in various types of bond funds, and by participating in growing overseas markets.

Remember that each investment has its own unique risks. What's more, no strategy can assure a profit or protect against a loss. However, one time-tested approach is to invest regularly and stay invested -- in good times and bad -- to avoid the pitfall of guessing what the market might do in the short run.

Our Multiple-Adviser Approach Sets Us Apart
Many financial representatives recommend New England Funds to their clients because of our distinctive multiple-adviser approach. For each fund, we hand-pick a specific subadviser or subadvisers with significant experience and demonstrated skill in selecting investments that are in tune with that fund's stated objective. We call it matching the talent to the task.

Finally, it may interest you to learn that you are part of a major national trend. In 1996, nearly 37 million U.S. households owned mutual funds, according to the Investment Company Institute, an industry trade organization. Mutual funds are now a cornerstone of retirement, college and other investment plans for millions of Americans.

New England Funds has grown with the industry and is now over $6 billion in size. We thank you for helping us reach this important milestone, and look forward to serving your investment needs well into the future.

Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer, President

For more information, including a prospectus for any New England Fund, please contact your financial representative or call the Investor Services and Marketing Group at 800-225-5478. Please read the prospectus carefully, including the information on charges and expenses, before you invest.

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             NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
-------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
-------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        [Logo]           DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet(TM).





                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 1996
-------------------------------------------------------------------------------

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

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             NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
-------------------------------------------------------------------------------

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in New England Intermediate Term Tax Free Fund of New York since inception 4/23/93 compared to the Lehman Municipal Index and the Cost of Living. The data points for this chart are as follows:]

-------------------------------------------------------------------------------
                     A $10,000 INVESTMENT IN CLASS A SHARES
-------------------------------------------------------------------------------
     COMPARED TO LEHMAN MUNICIPAL INDEX(4) AND THE COST OF LIVING INDEX(5)

          NEXT ASSET     WITH MAXIMUM        LEHMAN MUNI.   COST OF
           VALUE(1)      SALES CHARGE(2)      INDEX(4)      LIVING(5)
-------------------------------------------------------------------------------
4/23/93     $10,000        $ 9,750             $10,000       $10,000
   1993     $10,738        $10,470             $10,718       $10,125
   1994     $10,304        $10,047             $10,164       $10,396
   1995     $11,800        $11,505             $11,938       $10,668
   1996     $12,348        $12,039             $12,469       $11,022

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

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             NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
-------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS 12/31/96*
-------------------------------------------------------------------------------

  CLASS A (Inception 4/23/93)  1 YEAR            3 YEARS        SINCE INCEPTION

 Net Asset Value(1)              4.64%             4.76%             5.88%
 With Max. Sales Charge(2)       1.98              3.88              5.16
 Lipper NY Municipal Average(6)  3.60              4.05              4.88

-------------------------------------------------------------------------------

  CLASS B (Inception 9/13/93)  1 YEAR            3 YEARS        SINCE INCEPTION

 Net Asset Value(1)             3.73%             3.90%             3.70%
 With CDSC(3)                   0.55              2.68              2.96
 Lehman Municipal Index(4)      4.44              5.18              5.22
 Lipper NY Municipal Average(6) 3.60              4.05               n/a

                                                        YIELDS AS OF 12/31/96(7)
-------------------------------------------------------------------------------

                                            CLASS A        CLASS B
         SEC 30-day Yield                    4.65%          4.04%
         NY State Taxable Equivalent Yield   8.29           7.20
         NY City Taxable Equivalent Yield    8.71           7.57

*These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

NOTES TO CHARTS AND PERFORMANCE UPDATE

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 2.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

(4) Lehman Municipal Index is an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, as calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(7) SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines. Taxable equivalent yield is based on the maximum combined federal and New York state income tax bracket of 43.9% or the combined federal, New York state and New York City income tax bracket of 46.6%. The alternative minimum tax and some federal and state taxes may apply.

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             NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
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                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
-------------------------------------------------------------------------------

Q. How did New England Intermediate Term Tax Free Fund of New York perform in 1996?

[Photo of James Welch Back Bay Advisors, L.P.]

    The Fund's performance was strong despite widely fluctuating interest rates during the year. For the 12-month period, the Fund had a total return of 4.64% for Class A shares based on net asset value, well ahead of the average return of 3.60% for the Lipper New York Municipal Average.(6)

    The Fund also generated attractive levels of tax-exempt income: As of December 31, 1996, the Fund's 30-day SEC yields(7) were 4.65% and 4.04% for Class A and Class B shares, respectively, which translate into taxable equivalent yields of 8.29% and 7.20% for a taxable investment for investors in the maximum combined federal and New York state income tax bracket of 43.9%. For New York City residents in the maximum combined tax bracket of 46.6%, the taxable equivalent yields were 8.71% and 7.57% for Class A and Class B shares, respectively.*

    We're also pleased to report that Lipper Analytical Services, an independent mutual fund ranking service, ranked your Fund #1 out of 22 intermediate New York tax free funds for the year ending December 31, 1996. Longer term, Lipper ranked the Fund #2 out of 15 peers for 3-year performance and #1 out of 11 peers from inception (4/23/93) through December 31, 1996(6).

    In addition, your Fund received a Morningstar rating of four stars for one- and three-year performance through December 31, 1996, indicating the Fund's attractive blend of share price appreciation, income and managed risk.** Although past performance is no guarantee of future return, the strong performance to date as recognized by Lipper and Morningstar lends credibility to the strategies and techniques used to manage your Fund.

Q.  How did you manage the Fund during the year?

    Because bond prices and interest rates generally move in opposite directions, we actively managed the portfolio's structure as economic conditions changed during the course of the year. When unexpectedly strong economic activity early in the year caused interest rates to move sharply higher, we reduced the Fund's rate sensitivity and share price volatility by increasing the Fund's average coupon (bond interest rate), call protection (length of time until a bond may be redeemed by the issuer) and credit quality.

    During the second half of the year, a moderating economy made the environment for fixed income securities more appealing. We took advantage of this improved investment environment by adding to our position in lower coupon discount bonds (bonds priced below par), which tend to have stronger price gains when interest rates decline. We also added to our holdings of very liquid state-appropriated bonds with attractive price and yield characteristics.

    Our view on the State of New York remained neutral, despite some improvements in the local economy. Our outlook reflects a modest likelihood for a state bond rating upgrade, as suggested by limited improvement in employment and export levels, as well as the Pataki administration's inability to effect meaningful change in the state's fiscal management practices. We were also concerned about the continuing fiscal drag exerted on the state by New York City, which continues to require a high level of state-appropriated financial assistance. Based on burdensome levels of social service needs and a lack of welfare reform, the city's credit rating was downgraded earlier this year.

    The Fund also emphasized revenue bonds issued for essential purposes, such as utilities, transportation, education and public works, which we expected to benefit from improving local and national economies, such as those in the airport and highway transportation sectors. The Fund continued to avoid sectors with negative fundamental prospects, such as electric utilities and health care.

Q.  What is your investment outlook for the months ahead?

    We believe moderate economic growth and low levels of inflation will continue -- both are positive factors for fixed income investments. Our long-term outlook for the New York municipal bond market is also positive. We do not anticipate a change in the trend of low levels of new issue supply; certain large issuers, such as New York City and Local Government Assistance Corp., are at or near the end of their borrowing caps or programs. Strong demand for New York tax-exempt bonds as a result of a somewhat improved local economy and high tax rates should combine with low supply to suggest a favorable environment for New York municipal bonds and for your Fund.



* Alternative minimum tax and some federal or state taxes may apply. **Morningstar proprietary ratings reflect risk-adjusted performance through
  12/31/96. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three- and one-year returns (with fee adjustments) in excess of 90-day T-bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The Fund received four stars for three years and one year, respectively. It was rated among 1129 and 1739 funds respectively. Ten percent of the funds in a rating category receive five stars, and the next 22.5% receive four stars.

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                 CREDIT QUALITY COMPOSITION -- DECEMBER 31, 1996
-------------------------------------------------------------------------------

  A                          19.32%
 AA                           7.26%
AAA                          14.21%
 BB                           5.15%
BBB                          54.06%

AVERAGE PORTFOLIO QUALITY = A-      AVERAGE PORTFOLIO MATURITY = 10 YEARS

Quality ratings provided by Standard & Poor's.

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                             PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

Investments as of December 31, 1996

TAX EXEMPT OBLIGATIONS--99.6% OF TOTAL NET ASSETS

                                                                                          RATINGS (c)
                                                                                          (UNAUDITED)
                                                                                    -----------------------
 FACE                                                                                              STANDARD
AMOUNT        ISSUER                                                                   MOODY'S     & POOR'S      VALUE (a)
-----------------------------------------------------------------------------------------------------------------------------
            NEW YORK--76.0%
$  250,000  Albany, NY, Housing Authority, 6.250%, 10/01/12  .....................     Baa1         --          $   256,178
   750,000  Hempstead Town Industrial Development Agency,
              7.400%, 12/01/10  ..................................................      A           --              773,761
   475,000  Metropolitan Transportation Authority, 5.750%, 7/01/08  ..............     Baa1         BBB             480,168
   500,000  Metropolitan Transportation Authority, 7.125%, 7/01/09  ..............     Baa1         BBB             545,695
   400,000  New York, NY, General Obligation, 5.875%, 8/01/03  ...................     Baa1         BBB+            414,168
   500,000  New York, NY, General Obligation, 7.000%, 8/01/06  ...................     Baa1         BBB+            552,455
   500,000  New York, NY, General Obligation, 7.250%, 8/15/07  ...................     Baa1         BBB+            563,995
   290,000  New York, NY, Prerefunded, 8.000%, 8/01/03  ..........................     Aaa          AAA             334,384
 1,065,000  New York, NY, Prerefunded, 8.400%, 11/15/08  .........................     Aaa          AAA           1,257,222
   250,000  New York City Municipal Water, 7.000%, 6/15/09  ......................      A           A-              276,630
   250,000  New York City Municipal Water, Prerefunded,
              7.000%, 6/15/09  ...................................................     Aaa          AAA             276,950
 1,000,000  New York State Certificates, 6.000%, 9/01/98  ........................     Baa1         BBB           1,027,740
   500,000  New York State Dorm. Authority, 5.750%, 7/01/07  .....................     Baa1         BBB             511,054
   500,000  New York State Dorm. Authority, 6.000%, 7/01/06  .....................     Baa          --              509,035
   500,000  New York State Dorm. Authority, 6.000%, 7/01/06  .....................     Baa1         BBB             520,155
   500,000  New York State Dorm. Authority, 6.500%, 8/15/11  .....................     Baa1         BBB+            538,225
   500,000  New York State Local Government Assistance,
              7.250%, 4/01/07  ...................................................     Aaa          AAA             560,725
   500,000  New York State Mortgage Revenue, 6.250%, 4/01/10  ....................      Aa          --              524,945
   500,000  New York State Thruway Authority Service Contract,
              5.500%, 4/01/06  ...................................................     Baa1         BBB             505,000
   565,000  New York State Urban Development Corp.,
              6.000%, 1/01/05  ...................................................     Baa1         BBB             590,849
   500,000  New York State Urban Development Corp.,
              6.000%, 1/01/07  ...................................................     Baa1         BBB             519,395
   500,000  Oneida Herkimer, 6.650%, 4/01/05  ....................................     Baa          BBB             526,790
 1,000,000  Onondaga County, NY Industrial Development Agency,
              9.000%, 10/01/07  ..................................................      --           A            1,289,320
   500,000  Port Authority New York and New Jersey, 5.200%, 9/01/13  .............      A1          AA-             492,845
 1,000,000  Port Authority New York and New Jersey,
              7.000%, 10/01/07  ..................................................      --          --            1,078,180
   200,000  Triborough Bridge & Tunnel Authority, 6.000%, 1/01/12  ...............      Aa          A+              215,860
   250,000  Triborough Bridge & Tunnel Authority, 6.625%, 1/01/12  ...............      Aa          A+              285,917
   500,000  Yonkers, NY, 6.000%, 8/01/03 (AMBAC)  ................................     Aaa          AAA             543,115
                                                                                                                -----------
                                                                                                                 15,970,756
                                                                                                                -----------

            OTHER OBLIGATIONS--23.6%
 1,000,000  Guam Airport Authority, 6.400%, 10/01/05  ............................      --          BBB           1,048,930
   500,000  Guam Airport Authority, 6.600%, 10/01/10  ............................      --          BBB             517,015
 1,000,000  Puerto Rico Commonwealth Highway &
              Transportation Authority, 5.524%, 7/01/04  .........................     Baa1         A1+           1,047,640
   600,000  Puerto Rico Commonwealth Aqueduct Sewer,
              6.250%, 7/01/12  ...................................................     Baa1          A              654,372
   500,000  Puerto Rico Electric Power Authority, 5.900%, 7/01/03  ...............     Baa1         BBB+            527,775
 1,065,000  Virgin Islands Public Finance Authority,
              7.750%, 10/01/06  ..................................................      --          --            1,154,045
                                                                                                                -----------
                                                                                                                  4,949,777
                                                                                                                -----------

            Total Tax Exempt Obligations
              (Identified Cost $20,198,613) ......................................                               20,920,533
                                                                                                                -----------

            Total Investments--99.6%
              (Identified Cost $20,198,613) (b) ..................................                               20,920,533
            Other assets less liabilities ........................................                                   87,910
                                                                                                                -----------
            Total Net Assets--100% ...............................................                              $21,008,443
                                                                                                                ===========


(a) See Note 1a.
(b)  Federal Tax Information: At December 31, 1996 the net unrealized appreciation on investments based on cost of $20,198,613 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over
    tax cost ............................................................................................       $   756,770
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost
    over value ..........................................................................................           (34,850)
                                                                                                                -----------
    Net unrealized appreciation .........................................................................       $   721,920
                                                                                                                ===========

    As of December 31, 1996, the Fund had a net tax basis capital loss carryforward as follows:

    Expiring December 31, 2002 ..........................................................................       $   684,246
(c) The ratings shown are believed to be the most recent ratings available at December 31, 1996.
    Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at December 31, 1996. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

Legend of Portfolio Abbreviations:
AMBAC - American Municipal Bond Assurance Corp.

                See accompanying notes to financial statements.

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                      STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

December 31, 1996

ASSETS
  Investments at value .....................................................                    $20,920,533
  Cash .....................................................................                        169,464
  Receivable for:
    Fund shares sold .......................................................                         41,455
    Accrued interest .......................................................                        422,382
    Unamortized organization expense .......................................                         12,585
    Due from investment adviser ............................................                         37,699
  Prepaid registration expense .............................................                          6,000
                                                                                                -----------
                                                                                                 21,610,118
LIABILITIES
  Payable for:
    Securities purchased ...................................................      $495,124
    Fund shares redeemed ...................................................        45,153
    Dividends declared .....................................................        18,537
  Accrued expenses:
    Deferred trustees' fees ................................................         3,427
    Accounting and administrative ..........................................         1,464
    Other expenses .........................................................        37,970
                                                                                  --------
                                                                                                    601,675
                                                                                                -----------
NET ASSETS .................................................................                    $21,008,443
                                                                                                -----------
                                                                                                -----------
  Net Assets consist of:
    Capital paid in ........................................................                    $21,020,192
    Undistributed net investment income ....................................                         12,190
    Accumulated net realized losses ........................................                       (745,859)
    Unrealized appreciation on investments .................................                        721,920
                                                                                                -----------
NET ASSETS .................................................................                    $21,008,443
                                                                                                -----------
                                                                                                -----------
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($18,853,953 divided by 2,467,341 shares of beneficial interest) .........                          $7.64
                                                                                                       ----
                                                                                                       ----
Offering price per share (100/97.50 of $7.64) ..............................                          $7.84*
                                                                                                       ----
                                                                                                       ----
Net asset value and offering price of Class B shares
  ($2,154,490 divided by 282,640 shares of beneficial interest) ............                          $7.62**
                                                                                                       ----
                                                                                                       ----
Identified cost of investments .............................................                    $20,198,613
                                                                                                ===========
* Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                           STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

Year Ended December 31, 1996

INVESTMENT INCOME
  Interest ................................................................                     $1,132,276
  Expenses
    Management fees .......................................................      $100,284
    Service fees - Class A ................................................        42,803
    Service and distribution fees - Class B ...............................        20,550
    Trustees' fees and expenses ...........................................        12,043
    Accounting and administrative .........................................        17,483
    Custodian .............................................................        58,706
    Transfer agent ........................................................        39,523
    Audit and tax services ................................................        18,000
    Legal .................................................................        24,372
    Printing ..............................................................        18,583
    Registration ..........................................................        22,717
    Amortization of organization expenses .................................         8,176
    Miscellaneous .........................................................         2,998
                                                                                 --------
  Total Expenses ..........................................................       386,238
    Less expenses waived and assumed by the investment adviser and
      subadviser                                                                 (226,871)         159,367
                                                                                 ---------      ----------
  Net investment income ...................................................                        972,909

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND
  FUTURES CONTRACTS
  Realized gain (loss) on:
    Investments - net .....................................................        49,163
    Futures contracts - net ...............................................        79,942
    Options contracts - net ...............................................       (91,459)
                                                                                 --------
    Net realized gain on investments ......................................        37,646
                                                                                 --------
  Unrealized depreciation on:
    Investments - net .....................................................      (102,938)
                                                                                 --------
  Net loss on investment transactions .....................................                        (65,292)
                                                                                                ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................................                    $   907,617
                                                                                               ===========

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                               YEAR ENDED            YEAR ENDED
                                                                               DECEMBER 31,          DECEMBER 31,
                                                                                  1995                 1996
                                                                               -----------           -----------
FROM OPERATIONS
  Net investment income .................................................      $   905,703           $   972,909
  Net realized gain on investments, options and futures contracts .......          201,595                37,646
  Unrealized appreciation (depreciation) on investments, options and
    futures contracts ...................................................        1,292,655              (102,938)
                                                                               -----------           -----------
    Increase in net assets from operations ..............................        2,399,953               907,617
                                                                               -----------           -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A .............................................................         (842,470)             (863,677)
    Class B .............................................................          (63,237)              (88,761)
  In excess of net investment income
    Class A .............................................................          (16,706)                    0
    Class B .............................................................           (1,206)                    0
                                                                               -----------           -----------
                                                                                  (923,619)             (952,438)
                                                                               -----------           -----------
    Increase (decrease) in net assets derived from capital share
    transactions                                                                  (397,301)            2,947,501
                                                                               -----------           -----------
    Total increase in net assets ........................................        1,079,033             2,902,680
NET ASSETS
  Beginning of the year .................................................       17,026,730            18,105,763
                                                                               -----------           -----------
    End of the year .....................................................      $18,105,763           $21,008,443
                                                                               ===========           ===========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
  Beginning of the year .................................................      $     9,143           $    (8,308)
                                                                               ===========           ===========
    End of the year .....................................................      $    (8,308)          $    12,190
                                                                               ===========           ===========

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                                                  CLASS A
                                                                          --------------------------------------------------------
                                                                          APRIL 23(a)       YEAR
                                                                            THROUGH         ENDED       YEAR ENDED     YEAR ENDED
                                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                              1993           1994           1995           1996
                                                                              ----           ----           ----           ----
Net Asset Value, Beginning of Period ..................................      $ 7.50         $ 7.76         $ 7.07         $ 7.68
                                                                             ------         ------         ------         ------
Income From Investment Operations
Net Investment Income .................................................        0.26           0.37           0.38           0.39
Net Realized and Unrealized Gain (Loss) on Investments                         0.29          (0.68)          0.62          (0.05)
                                                                             ------         ------         ------         ------
Total From Investment Operations ......................................        0.55          (0.31)          1.00           0.34
                                                                              -----          -----          -----          -----
Less Distributions
Dividends From Net Investment Income ..................................       (0.25)         (0.38)         (0.39)         (0.38)
Distributions in Excess of Net Investment Income ......................       (0.04)          0.00           0.00           0.00
                                                                             ------         ------         ------         ------
Total Distributions ...................................................       (0.29)         (0.38)         (0.39)         (0.38)
                                                                             ------         ------         ------         ------
Net Asset Value, End of Period ........................................      $ 7.76         $ 7.07         $ 7.68         $ 7.64
                                                                             ======         ======         ======         ======
Total Return (%) (d) ..................................................        7.4           (4.1)          14.5            4.6
Ratio of Operating Expenses to Average Net Assets (%) (b)                      0.70(c)        0.70           0.70           0.75
Ratio of Net Investment Income to Average Net Assets (%)                       4.88(c)        5.13           5.18           5.15
Portfolio Turnover Rate (%) ...........................................         121(c)         219            155             99
Net Assets, End of Period (000) .......................................     $21,122        $15,875        $16,388        $18,854

(a) Commencement of operations.
(b) Effective September 1, 1996 expenses were voluntarily limited to 0.85% of Class A average net assets. Prior to September 1,
    1996 expenses were voluntarily limited to 0.70% of Class A average net assets. See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 2.11% (annualized) for the period ended December 31, 1993, 1.79%, 1.88%, and 1.93% for the years ended December 31, 1994, 1995, and 1996, respectively.
(c) Computed on an annualized basis.
(d) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

              See accompanying notes financial statements.

-------------------------------------------------------------------------------
                      FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------

                                                                                                 CLASS B
                                                                        ----------------------------------------------------------
                                                                        SEPTEMBER 13(a)     YEAR
                                                                           THROUGH          ENDED       YEAR ENDED     YEAR ENDED
                                                                         DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                            1993            1994           1995           1996
                                                                            ----            ----           ----           ----
Net Asset Value, Beginning of Period ................................     $ 7.85         $ 7.76         $ 7.06         $ 7.67
                                                                          ------         ------         ------         ------
Income From Investment Operations
Net Investment Income ...............................................       0.10           0.32           0.33           0.34
Net Realized and Unrealized Gain (Loss) on Investments                     (0.05)         (0.69)          0.62          (0.06)
                                                                          ------         ------         ------         ------
Total From Investment Operations ....................................       0.05          (0.37)          0.95           0.28
                                                                          ------         ------         ------         ------
Less Distributions
Dividends From Net Investment Income ................................      (0.10)         (0.33)         (0.34)         (0.33)
Distributions in Excess of Net Investment Income ....................      (0.04)          0.00           0.00           0.00
                                                                          ------         ------         ------         ------
Total Distributions .................................................      (0.14)         (0.33)         (0.34)         (0.33)
                                                                          ------         ------         ------         ------
Net Asset Value, End of Period ......................................     $ 7.76         $ 7.06         $ 7.67         $ 7.62
                                                                          ======         ======         ======         ======
Total Return (%) (d) ................................................       0.5           (4.9)          13.7            3.7
Ratio of Operating Expenses to
  Average Net Assets (%) (b) ........................................       1.45(c)        1.45           1.45           1.50
Ratio of Net Investment Income to
  Average Net Assets (%) ............................................       3.68(c)        4.38           4.43           4.40
Portfolio Turnover Rate (%) .........................................        121(c)         219            155             99
Net Assets, End of Period (000) .....................................       $555         $1,152         $1,718         $2,154

(a) Commencement of operations.
(b) Effective September 1, 1996 expenses were voluntarily limited to 1.60% of Class B average net assets. Prior to September 1,
    1996 expenses were voluntarily limited to 1.45% of Class B average net assets. See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 2.86% (annualized) for the period ended December 31, 1993, 2.54%, 2.63%, and 2.68% for the years ended December 31, 1994, 1995, and 1996, respectively.
(c) Computed on an annualized basis.
(d) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

December 31 ,1996

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 2.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment subadviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS AND FUTURES. CALLS AND PUTS. The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The premium paid by the Fund for the purchase of a call or a put option is included in the asset section of the Fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

INTEREST RATE FUTURES CONTRACTS The Fund may enter into interest rate futures contracts to hedge against changes in the values of tax exempt municipal securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange, currently up to $3,000 per contract. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the fund may not be able to close out its futures positions due to an illiquid secondary market.

The risk in writing a call option is that the fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the fund assumes the risk of incurring a loss if the market price decreases and the option is exercised. In addition, there is the risk the fund may not be able to enter into a closing transaction because of an illiquid secondary market.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

G. ORGANIZATION EXPENSE. Costs incurred in 1993 in connection with the Fund's organization and initial registration amounted to $27,000 and were paid by the Fund. These costs are being amortized over 60 months beginning April 23, 1993.

2. PURCHASE AND SALES SECURITIES (excluding short-term investments) for the Fund for the year ended December 31, 1996 were $21,619,552 and $18,583,629 respectively.

Investments in written options and futures contracts for the Fund for the year ended December 31, 1996 are summarized as follows:

                                               FUTURES CONTRACTS
                                          ---------------------------
                                                          AGGREGATE
                                          NUMBER OF       FACE VALUE
                                          CONTRACTS      OF CONTRACTS
                                          ---------      ------------
Open at December 31, 1995 ..........            0       $          0
Contracts opened ...................          256         29,022,617
Contracts closed ...................         (256)       (29,022,617)
                                              ---       ------------
Open at December 31, 1996 ..........            0       $          0
                                              ===       ============

                                               WRITTEN OPTIONS
                                          -------------------------
                                          NUMBER OF        PREMIUMS
                                          CONTRACTS        RECEIVED
                                          ---------        --------
Open at December 31,1995 ...........            0       $          0
Contracts opened ...................          345            143,496
Contracts closed ...................         (345)          (143,496)
                                              ---       ------------
Open at December 31, 1996 ..........            0       $          0
                                              ===       ============

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.525% of the first $200 million of the Fund's average daily net assets, 0.50% of the next $300 million and 0.475% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Back Bay Advisors at the rate of 0.2625% of the first $200 million of the Fund's average daily net assets, 0.25% of the next $300 million and 0.2375% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay Advisors under the management agreement in effect during the year ended December 31, 1996 are as follows:

FEES EARNED

$50,142(a)                           New England Funds Management, L.P.
$50,142(a)                           Back Bay Advisors, L.P.

(a) Before reduction pursuant to voluntary expense limitations. See Note 4.

B. ACCOUNTING AND ADMINISTRATION EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and related clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1996 these expenses amounted to $17,483 and are shown separately in the financial statements as accounting and administrative.

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1996, the Fund paid New England Funds $42,803 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1997 is $222,162.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1996, the Fund paid New England Funds $5,137 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the year ended December 31, 1996, the Fund paid New England Funds $15,413 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the year ended December 31, 1996 amounted to $53,005

D. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the year ended December 31, 1996, the Fund paid New England Funds $29,075 as compensation for its services in that capacity.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, New England Investment Companies or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                                       $722
meeting Fee                                           $114/meeting
Committee Meeting Fee                                 $68/meeting
Committee Chairman Retainer                           $9/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Effective September 1, 1996 until further notice to the Fund, Back Bay Advisors and NEFM have voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.85% of the Fund's Class A average daily net assets and 1.60% of Class B average daily net assets. Prior to September 1, 1996 Back Bay Advisors and NEFM voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and effective September 13, 1993, 1.45% of Class B average daily net assets. As a result of the Fund's expenses exceeding the foregoing voluntary limitation during the year ended December 31, 1996 Back Bay Advisors waived its entire management fee of $50,142 and NEFM waived its entire management fee of $50,142.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of New York municipal securities than is a comparable municipal bond fund that is not as concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of New York municipal securities to meet their financial obligations.

6. CAPITAL SHARES. At December 31, 1996 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                                                                 YEAR ENDED                  YEAR ENDED
                                                                             DECEMBER 31, 1995           DECEMBER 31, 1996
                                                                          ------------------------    -------------------------
CLASS A                                                                    SHARES         AMOUNT         SHARES       AMOUNT
----                                                                     ----------     ----------     ----------   ----------
Shares sold ...........................................................     328,489    $ 2,436,764      656,773     $4,955,874
Shares issued in connection with the reinvestment of:
  Distributions from net investment income ............................      76,603        569,995       87,814        665,675
                                                                           --------    -----------      -------     ----------
                                                                            405,092      3,006,759      744,587      5,621,549
Shares repurchased ....................................................    (518,447)    (3,851,270)    (410,506)    (3,111,622)
                                                                           --------    -----------      -------     ----------
  Net increase (decrease) .............................................    (113,355)   $  (844,511)     334,081     $2,509,927
                                                                           ========    ===========      =======     ==========

                                                                                 YEAR ENDED                  YEAR ENDED
                                                                             DECEMBER 31, 1995           DECEMBER 31, 1996
                                                                          ------------------------    -------------------------
CLASS B                                                                    SHARES         AMOUNT         SHARES       AMOUNT
----                                                                     ----------     ----------     ----------   ----------
Shares sold ...........................................................     106,519    $   788,060      117,624     $  884,081
Shares issued in connection with the reinvestment of:
  Distributions from net investment income ............................       6,181         45,940        8,715         65,829
                                                                           --------    -----------      -------     ----------
                                                                            112,700        834,000      126,339        949,910
Shares repurchased ....................................................     (51,795)      (386,790)     (67,855)      (512,336)
                                                                           --------    -----------      -------     ----------
Net increase ..........................................................      60,905    $   447,210       58,484     $  437,574
                                                                           --------    -----------      -------     ----------
  Increase (decrease) derived from
    capital shares transactions .......................................     (52,450)   $  (397,301)     392,565     $2,947,501
                                                                           ========    ===========      =======     ==========

-------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Board of Trustees of New England Funds Trust II and the Shareholders of the NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of New England Intermediate Term Tax Free Fund of New York as of December 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New England Intermediate Term Tax Free Fund of New York as of December 31, 1996 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 10, 1997

-------------------------------------------------------------------------------
             NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
-------------------------------------------------------------------------------

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
-------------------------------------------------------------------------------
TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond or bond fund's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a fund is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a fund with a duration of 4 years should rise in value 4%. Conversely, the fund should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and in most cases from state and local income taxes. The two main types are General Obligation (GO) Bonds, which are backed by the full faith and credit and taxing powers of the municipality; and Revenue Bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

                                NEW ENGLAND FUNDS

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

           VISIT OUR WORLD WIDE WEB SITE AT http://WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about
          distribution charges, management and other items of interest.
                          Investors are advised to read
                   the prospectus carefully before investing.

                                                              --------------
                    (Logo)                                       BULK RATE
              NEW ENGLAND FUNDS                                U.S. POSTAGE
        Where The Best Minds Meet(TM)                              PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
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             399 Boylston Street

            Boston, Massachusetts

                    02116
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        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
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        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
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                  NY56-1296

 [recycle symbol] Printed On Recycled Paper